INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, WI 53212

July 18, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) Registration Statement on Form N-14 (File No. 333-287935)

Ladies and Gentlemen:

We are filing Pre-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (the “N-14 Registration Statement”), including exhibits thereto. The N-14 Registration Statement contained in this filing relate to the reorganization of the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF, each a series of Two Roads Shares Trust, into the LeaderShares® Activist Leaders® ETF, LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, LeaderShares® Equity Skew ETF and LeaderShares® Dynamic Yield ETF, each a series of the Trust. The filing is being made to respond to comments received on July 1, 2025 and July 8, 2025 and to add exhibits to the N-14 Registration Statement.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary